Property, plant and equipment (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)		Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		₨ 57,111
Less: Impairment of Capital-work-in-progress	[1]	(89)
Ending Balance		62,169		$ 819	₨ 57,111
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		117,891			111,122
Additions		12,337			7,934
Assets acquired through business combinations	[2]	2			373
Disposals		(2,017)			(1,203)
Assets held for sale					(655)
Effect of changes in foreign exchange rates		380			320
Ending Balance		128,593			117,891
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		70,558			63,311
Depreciation for the year		8,152			8,527
Impairment		2,570	[1]		46
Disposals		(1,734)			(1,063)
Assets held for sale					(504)
Effect of changes in foreign exchange rates		183			241
Ending Balance		79,729			70,558
Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		47,333			47,811
Ending Balance		48,864			47,333
Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance					9,778
Ending Balance		13,394
Land [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		4,228			4,123
Additions		0			13
Assets acquired through business combinations	[2]	0			84
Disposals		0			0
Assets held for sale					(18)
Effect of changes in foreign exchange rates		5			26
Ending Balance		4,233			4,228
Land [Member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		0			0
Depreciation for the year		0			0
Impairment		64	[1]		4
Disposals		0			0
Assets held for sale					(4)
Effect of changes in foreign exchange rates		0			0
Ending Balance		64			0
Land [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		4,228			4,123
Ending Balance		4,169			4,228
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		27,520			24,956
Additions		1,037			2,720
Assets acquired through business combinations	[2]	1			113
Disposals		(221)			(35)
Assets held for sale					(245)
Effect of changes in foreign exchange rates		85			11
Ending Balance		28,422			27,520
Buildings [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		9,790			8,208
Depreciation for the year		1,718			1,697
Impairment		872	[1]		32
Disposals		(118)			(29)
Assets held for sale					(140)
Effect of changes in foreign exchange rates		20			22
Ending Balance		12,282			9,790
Buildings [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		17,730			16,748
Ending Balance		16,140			17,730
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		78,634			74,867
Additions		9,941			4,544
Assets acquired through business combinations	[2]	0			165
Disposals		(1,219)			(852)
Assets held for sale					(334)
Effect of changes in foreign exchange rates		313			244
Ending Balance		87,669			78,634
Plant and equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		54,661			49,602
Depreciation for the year		5,554			5,935
Impairment		1,626	[1]		9
Disposals		(1,092)			(773)
Assets held for sale					(306)
Effect of changes in foreign exchange rates		167			194
Ending Balance		60,916			54,661
Plant and equipment [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		23,973			25,265
Ending Balance		26,753			23,973
Furniture, fixtures and office equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		6,252			5,965
Additions		738			437
Assets acquired through business combinations	[2]	1			11
Disposals		(186)			(134)
Assets held for sale					(58)
Effect of changes in foreign exchange rates		9			31
Ending Balance		6,814			6,252
Furniture, fixtures and office equipment [member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		5,303			4,903
Depreciation for the year		572			554
Impairment		7	[1]		1
Disposals		(182)			(125)
Assets held for sale					(54)
Effect of changes in foreign exchange rates		7			24
Ending Balance		5,707			5,303
Furniture, fixtures and office equipment [member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		949			1,062
Ending Balance		1,107			949
Vehicles [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		1,257			1,211
Additions		621			220
Assets acquired through business combinations	[2]	0			0
Disposals		(391)			(182)
Assets held for sale					0
Effect of changes in foreign exchange rates		(32)			8
Ending Balance		1,455			1,257
Vehicles [Member] | Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		804			598
Depreciation for the year		308			341
Impairment		1	[1]		0
Disposals		(342)			(136)
Assets held for sale					0
Effect of changes in foreign exchange rates		(11)			1
Ending Balance		760			804
Vehicles [Member] | Excluding Capital-work-in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance		453			613
Ending Balance		₨ 695			₨ 453

[1]	During the year ended March 31, 2022, there was a significant decline in the expected cash flows of the Company’s subsidiary, Dr. Reddy’s Laboratories Louisiana, LLC (Shreveport Cash Generating Unit (“CGU”)). Consequently, the Company tested the carrying amount of the CGU, being the smallest identifiable group of assets that generate cash inflows that are largely independent of the cash inflows from other assets or group of assets. This resulted in the recoverable amount of the CGU being lower than its carrying amount. Accordingly, the Company recognized an impairment loss of the entire carrying value of Rs.2,570 for property, plant and equipment, Rs. 89 for capital-work-in-progress and Rs.392 for goodwill. This impairment loss pertains to the Company’s Global Generics segment.
[2]	Refer to Note 6 of these consolidated financial statements for further details.